Net Income (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Net Loss Per Share
Net Income (Loss) Per Share

14.     Net Loss Per Share

The following table provides a reconciliation of the numerator and denominator used in the Company’s calculation of basic and diluted net loss per share:

	Three Months Ended March 31,
	2020	2019

Numerator:
Net loss	$(4,166)	$(4,879)
Denominator:
Basic shares:
Weighted-average common stock outstanding - basic and diluted	79,743	65,006
Net loss per share:
Basic and diluted	$(0.05)	$(0.08)

The following shares were excluded from the computation of diluted net loss per share for the periods presented, as their effect would have been antidilutive:

	Three Months Ended March 31,
	2020	2019
	(in thousands)
RSUs	1,386	43
Stock options	3,419	4,207
Other awards	270	—
Total antidilutive shares	5,075	4,250

13. Net Income (Loss) Per Share

The following table provides a reconciliation of the numerator and denominator used in the Company’s calculation of basic and diluted net income (loss) per share:

	Year Ended December 31,
	2019	2018	2017
	(in thousands, except share and per share amounts)
Numerator:
Net income (loss)	$(1,504)	$(13,446)	$18,961
Denominator:
Basic shares:
Weighted-average common stock outstanding - basic	68,906	65,002	64,984
Diluted shares:
Weighted-average common stock outstanding - basic	68,906	65,002	64,984
Effect of potentially dilutive securities:
RSUs	—	—	7
Weighted-average common stock outstanding - diluted	68,906	65,002	64,991
Net income (loss) per share:
Basic	$(0.02)	$(0.21)	$0.29
Diluted	$(0.02)	$(0.21)	$0.29

The following shares were excluded from the computation of diluted net income (loss) per share for the periods presented, as their effect would have been antidilutive:

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
RSUs	1,416	37	—
Stock options	3,958	4,263	3,207
Total antidilutive shares	5,374	4,300	3,207